Condensed Statements of Cash Flows	3 Months Ended
Mar. 31, 2023 USD ($)
Cash flow from operating activities:
Net income	$ 717,701
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of prepaid expense	234,525
Change in fair value of Forward Purchase Agreements	(681,533)
Interest earned on investments held in Trust Account	3,370,272
Changes in operating assets and liabilities:
Prepaid expenses	(534,772)
Accounts payable	388,284
Accrued expenses	1,600,017
Income taxes payable	(533,527)
Net cash used in operating activities	(2,179,577)
Cash flows from investing activities:
Trust account withdrawal for redemption of Class A Shares	387,606,834
Trust Account Withdrawal for payment of taxes	1,441,524
Net cash provided by investing activities	389,048,358
Cash flows from financing activities:
Proceeds from working capital loan-related party	734,300
Redemption of Class A Shares	(387,606,834)
Net cash provided by (used in) financing activities	(386,872,534)
Net change in cash	(3,753)
Cash at beginning of period	107,773
Cash at end of period	104,020
Cash paid for income taxes	$ 1,375,000